UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23151

Investment Company Act File Number

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/28	$300	$368,097
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	50	54,122

		$422,219

Education — 5.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$594,715
Alabama Public School and College Authority, 5.00%, 5/1/24	500	603,085
Brownsburg 1999 School Building Corp., IN, 4.00%, 8/5/26	350	390,712
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	400	473,068
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	237,748
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	677,136
Concord Community Schools Building Corp., IN, 3.00%, 7/15/21	100	105,947
Concord Community Schools Building Corp., IN, 4.00%, 1/15/22	500	551,010
Concord Community Schools Building Corp., IN, 5.00%, 7/15/21	535	610,307
Concord Community Schools Building Corp., IN, 5.00%, 7/15/22	500	578,580
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	457,760
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,070
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	842,002
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	278,730
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/21	1,000	1,142,280
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 5.00%, 11/15/22	650	754,032
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	500,451
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	275,702
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	530,536
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	456,822
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	644,371
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	663,813
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	601,000
Lawrence Township School Building Corp., IN, 4.00%, 1/15/28	565	621,528
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,310,276
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/21	250	283,475
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/22	630	726,787
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/23	300	349,872
Lycoming County Authority, PA, (Pennsylvania College of Technology), 5.00%, 10/1/24	250	294,145
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	785,592
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	433,740

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	$300	$322,566
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	300	319,755
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	748,144
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/22	175	201,929
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	260,918
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	228,916
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	113,940
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	171,405
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	482,354
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	141,289
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	119,304
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	435,934
S. M. Educational Building Corp., MS, 5.00%, 9/1/25	250	300,190
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	887,670
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	881,017
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,165,010
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/22	520	599,404
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	292,558
Western Michigan University, 5.00%, 11/15/24	500	596,720

		$26,174,315

Electric Utilities — 2.8%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,146,060
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	591,495
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,172,890
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,214,580
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	283,788
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	118,845
Marquette Board of Light and Power, MI, 5.00%, 7/1/22	230	264,983
Marquette Board of Light and Power, MI, 5.00%, 7/1/23	450	524,070
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	559,887
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	408,690
Marquette Board of Light and Power, MI, 5.00%, 7/1/26	775	924,552
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	866,330
Minnesota Municipal Power Agency, 5.00%, 10/1/23	230	271,444
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	596,025
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,178,660
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22	500	566,615
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	500	574,580
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	585,645
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	138,589
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	354,261
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	297,980
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	568,395
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	288,797
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	286,203
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	284,110

Security	Principal Amount (000’s omitted)	Value
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	$250	$287,972

		$14,355,446

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$588,310

		$588,310

General Obligations — 32.3%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,956,750
Addison, TX, 5.00%, 2/15/26	270	314,766
Agua Fria Union High School District No. 216, AZ, 3.00%, 7/1/27	330	337,052
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/28	350	384,661
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	190,481
Anchorage, AK, 5.00%, 9/1/23	750	887,445
Anchorage, AK, 5.00%, 9/1/24	750	899,872
Anchorage, AK, 5.00%, 9/1/25	750	904,350
Anchorage, AK, 5.00%, 9/1/27	780	930,072
Arkansas, 4.00%, 6/1/28	500	554,455
Avon, OH, 4.00%, 12/1/31	590	637,631
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,464,962
Belding Area Schools, MI, 5.00%, 5/1/28	250	295,053
Belding Area Schools, MI, 5.00%, 5/1/30	250	289,928
Birmingham Public Schools, MI, 4.00%, 11/1/22	300	338,715
Birmingham Public Schools, MI, 4.00%, 11/1/23	1,325	1,513,017
Boston, MA, 4.00%, 4/1/30	1,500	1,683,345
Boston, MA, 4.00%, 4/1/31	1,500	1,668,765
Brookline, MA, 4.00%, 3/1/30	335	372,855
Brookline, MA, 4.00%, 3/1/31	250	276,025
Burlington, VT, 5.00%, 11/1/22	450	520,583
Burlington, VT, 5.00%, 11/1/23	450	527,198
Burlington, VT, 5.00%, 11/1/24	400	473,824
Burlington, VT, 5.00%, 11/1/25	400	474,748
Burlington, VT, 5.00%, 11/1/26	250	299,053
Burlington, VT, 5.00%, 11/1/27	225	267,550
Burlington, VT, 5.00%, 11/1/28	370	436,574
California, 4.00%, 9/1/26	750	857,737
California, 4.00%, 9/1/27	590	666,104
California, 4.00%, 9/1/28	750	837,217
California, 4.00%, 9/1/31	500	537,500
California, 5.00%, 8/1/24	1,500	1,814,310
California, 5.00%, 8/1/26	2,010	2,428,321
California, 5.00%, 8/1/32	1,590	1,864,975
California, 5.25%, 9/1/23	500	582,410
Central Dauphin School District, PA, 5.00%, 2/1/29	500	594,265
Clark County School District, NV, 5.00%, 6/15/22	500	580,515
Clark County School District, NV, 5.00%, 6/15/23	500	589,640
Clark County School District, NV, 5.00%, 6/15/24	500	597,040
Clark County School District, NV, 5.00%, 6/15/25	500	600,180
Clark County School District, NV, 5.00%, 6/15/29	250	292,073
Clark County School District, NV, Series C, 4.00%, 6/15/31	1,000	1,056,790
Clark County School District, NV, Series D, 4.00%, 6/15/31	750	792,592
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,174,690
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,337,980
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,162,540

Security	Principal Amount (000’s omitted)	Value
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	$630	$726,711
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,099,520
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	816,150
Dare County, NC, Limited Obligation Bonds, 4.00%, 6/1/31	125	132,730
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	297,603
Delaware County, OH, 1.50%, 12/1/22	110	108,728
Delaware County, OH, 4.00%, 12/1/27	150	167,747
Delaware County, OH, 4.00%, 12/1/28	255	280,587
Delaware County, OH, 4.00%, 12/1/29	175	190,736
Dowagiac Union School District, MI, 4.00%, 5/1/22	325	361,085
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	391,206
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	280,408
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	705,335
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	391,622
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/21	2,000	2,197,860
DuPage County Community Unit School District No. 200, IL, 4.00%, 11/1/22	1,500	1,667,160
Eaton Community City School District, OH, 4.00%, 12/1/29	300	318,672
Edgewood City School District, OH, 5.25%, 12/1/33	500	579,380
Edinburg Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	1,075	1,264,651
Edinburg, TX, 5.00%, 3/1/22	1,215	1,395,938
Edinburg, TX, 5.00%, 3/1/23	1,235	1,441,171
Edinburg, TX, 5.00%, 3/1/24	315	372,456
Edinburg, TX, 5.00%, 3/1/25	310	367,626
Elgin, IL, 3.00%, 12/15/22	1,410	1,489,848
Elgin, IL, 3.00%, 12/15/23	1,645	1,732,596
Elgin, IL, 3.00%, 12/15/24	1,770	1,856,889
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	500	588,140
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,112,740
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,162,365
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	500	595,095
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	645	760,416
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	1,000	1,066,490
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	604,580
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	994,810
Healdsburg Unified School District, CA, (Election of 2012), 0.00%, 8/1/26	100	76,021
Homewood, AL, 5.00%, 9/1/28	2,000	2,406,780
Homewood, AL, 5.00%, 9/1/29	2,000	2,387,200
Huber Heights City School District, OH, 5.00%, 12/1/26	840	1,007,000
Illinois, 5.00%, 3/1/24	200	208,940
Illinois, 5.00%, 2/1/26	950	986,603
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/22	1,600	1,881,888
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	155	172,822
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	383,296
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	385,876
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	630,147
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	571,515
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/22	195	203,393
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	208,054
Kane and DeKalb Counties Community Unit School District No. 302, IL, 3.00%, 2/1/27	475	475,755
Kane and DeKalb Counties Community Unit School District No. 302, IL, 5.00%, 2/1/26	390	459,635
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,127,220
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,805,724
Kent, WA, 4.00%, 12/1/30	1,000	1,092,350

Security	Principal Amount (000’s omitted)	Value
La Porte Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/22	$1,025	$1,193,090
Lake County Community High School District No. 115, IL, 4.00%, 11/1/24	1,695	1,922,418
Lake County, FL, 5.00%, 6/1/28	650	757,230
Lakeland, FL, 5.00%, 10/1/25	635	745,738
Lakeland, FL, 5.00%, 10/1/28	1,500	1,719,570
Lakeland, FL, 5.00%, 10/1/30	1,000	1,132,950
Lakewood, OH, 4.00%, 12/1/30	400	433,520
Lansing School District, MI, 5.00%, 5/1/24	1,485	1,753,354
Laredo Community College District, TX, 4.00%, 8/1/22	240	264,862
Laredo Community College District, TX, 5.00%, 8/1/23	165	193,281
Laredo Community College District, TX, 5.00%, 8/1/24	140	165,584
Laredo Community College District, TX, 5.00%, 8/1/25	110	130,831
Laredo Community College District, TX, 5.00%, 8/1/26	320	381,635
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	950	552,786
Little Rock School District, AR, 3.00%, 2/1/23	400	413,216
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	230,576
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	353,052
Miami-Dade County, FL, 5.00%, 7/1/32	2,000	2,332,640
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/22	1,000	1,169,030
Miami-Dade County, FL, (Building Better Communities Program), 5.00%, 7/1/23	1,000	1,187,830
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	603,081
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	265,055
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	531,660
Monroe, NC, Limited Obligation Bonds, 5.00%, 3/1/22	350	404,614
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	132,764
New York, NY, 5.00%, 8/1/25	2,000	2,436,180
Newberry County, SC, 5.00%, 5/1/22	1,500	1,750,860
Newton, MA, 4.00%, 2/1/29	1,265	1,414,890
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,113,982
Olentangy Local School District, OH, 4.00%, 12/1/27	415	466,651
Olentangy Local School District, OH, 4.00%, 12/1/30	630	688,710
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	800,355
Pasadena, TX, 4.00%, 2/15/28	500	550,635
Pasadena, TX, 4.00%, 2/15/29	250	272,915
Pasadena, TX, 4.00%, 2/15/30	500	540,660
Pasadena, TX, 4.00%, 2/15/31	750	805,552
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	796,855
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,187,990
Pennsylvania, 4.00%, 6/15/31	235	246,435
Pennsylvania, 5.00%, 7/1/24	650	771,602
Pennsylvania, 5.00%, 9/15/25	1,000	1,197,080
Peoria, IL, 5.00%, 1/1/27	500	580,005
Port Arthur Independent School District, TX, 5.00%, 2/15/22	500	575,480
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,222,429
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/22	430	502,184
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	529,038
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	559,986
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	588,489
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	618,458
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	640,108
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	662,187
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	680,052
Romeo Community Schools, MI, 5.00%, 5/1/22	575	666,350
Romeo Community Schools, MI, 5.00%, 5/1/24	850	1,008,465

Security	Principal Amount (000’s omitted)	Value
Romeo Community Schools, MI, 5.00%, 5/1/25	$1,000	$1,194,600
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,527,353
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,174,990
Romeo Community Schools, MI, 5.00%, 5/1/30	800	931,200
Romeo Community Schools, MI, 5.00%, 5/1/31	1,000	1,156,850
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21	300	341,196
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22	500	575,350
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	583,145
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	814,710
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	269,593
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	439,240
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	326,943
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	216,420
South Texas College District, 5.00%, 8/15/30	1,295	1,507,924
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,314,060
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,211,630
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	603,590
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	903,543
Springfield, MO, (Sewer System Improvements), 5.00%, 4/1/22	500	577,705
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,060,587
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,202,620
Stamford, CT, 4.00%, 8/1/27	750	848,347
Sugar Land, TX, 5.00%, 2/15/26	555	676,617
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	616,687
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	533,457
Trussville, AL, 5.00%, 10/1/31	250	283,230
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	568,619
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	584,892
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	595,914
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	618,553
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	590	635,731
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	463,584
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	495,228
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	525,123
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	559,622
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	585,332
Vestavia Hills, AL, 4.00%, 2/1/23	1,320	1,472,698
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/31	375	410,696
Washington, 5.00%, 8/1/23	1,000	1,194,730
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/22	400	368,408
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,262
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	130,014
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	750	621,285
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/28	150	109,167
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	174,115
West Chester Township, OH, 4.00%, 12/1/26	1,140	1,286,251
West Chester Township, OH, 4.00%, 12/1/27	400	447,324
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	788,137
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	785,257
Will County, IL, 4.00%, 11/15/30	1,000	1,063,440
Williamson County, TX, 5.00%, 2/15/28	300	354,678
York County, PA, 5.00%, 6/1/27	1,225	1,454,810

		$165,420,286

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.4%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$279,998
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,530
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	108,265
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	884,677
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	500	534,855
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/31	450	477,306
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,969
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	845,287
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,256,661
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	470,552
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	590,215
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	583,325
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/29	1,000	1,141,650
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,121,520
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,116,280
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	583,830
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	500	577,660
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,131,080
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	400	446,132
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/28	1,890	2,050,026
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/21	770	873,973
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/22	350	404,919
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/25	1,200	1,427,388
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	531,000
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/30	650	745,706
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/21	100	112,637
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	174,231
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	294,965
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	292,530
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	289,463
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,279,520
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,693,410
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,239,020
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	690,950

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	$250	$287,360
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	648,291
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	596,035
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	590,890
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	584,915
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	243,008
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	500	574,480
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/31	250	284,670
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/24	1,000	1,190,380
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	595,190
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	593,915
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	562,910
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	559,428
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,142,100
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	579,325
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	584,310
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	917,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,181,370
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	654,648
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	826,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	820,113
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	600,148
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	803,061
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	119,829
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,156,430
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,131,650
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	115	134,619
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	623,061
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,156,280
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,147,960
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,138,270
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,127,780
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.00%, 10/1/31	1,000	1,147,190
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/22	775	889,824
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	743,652
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	712,002
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,174,230
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	282,690

Security	Principal Amount (000’s omitted)	Value
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	$150	$153,300
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	245	274,853
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	255,456
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	346,416
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	717,444
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/21	100	112,835
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/22	200	229,182
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	348,315
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	584,395
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/21	200	228,506
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	64,735
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	415,496
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	398,479
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	474,308
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	357,609
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	580,550
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	456,792
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	453,024
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/31	1,300	1,356,394
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	703,436

		$63,200,069

Housing — 1.8%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$350	$362,421
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,021,590
New York City Housing Development Corp., NY, 1.95%, 11/1/23	1,170	1,160,184
New York Mortgage Agency, 1.75%, 4/1/24	250	244,983
New York Mortgage Agency, 1.95%, 10/1/25	750	726,007
New York Mortgage Agency, 2.45%, 4/1/29	750	712,717
Virginia Housing Development Authority, 1.70%, 5/1/22	845	841,121
Virginia Housing Development Authority, 1.85%, 5/1/23	920	913,624
Virginia Housing Development Authority, 1.95%, 11/1/23	295	294,487
Virginia Housing Development Authority, 2.05%, 5/1/24	40	40,018
Virginia Housing Development Authority, 2.25%, 5/1/25	170	170,335
Virginia Housing Development Authority, 2.40%, 5/1/26	520	518,898

Security	Principal Amount (000’s omitted)	Value
Virginia Housing Development Authority, 2.55%, 5/1/27	$930	$928,112
Washington Housing Finance Commission, 2.05%, 6/1/24	310	315,258
Washington Housing Finance Commission, 2.25%, 6/1/25	455	465,119
Washington Housing Finance Commission, 2.30%, 12/1/25	130	132,942
Washington Housing Finance Commission, 2.40%, 6/1/26	105	106,362

		$8,954,178

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$554,805

		$554,805

Insured-Escrowed/Prerefunded — 0.0%(1)
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$6,103

		$6,103

Insured-General Obligations — 2.1%
Bellwood, IL, (AGM), 5.00%, 12/1/22	$500	$568,425
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,150,380
Lancaster School District, PA, (AGM), 5.00%, 6/1/26	1,000	1,188,300
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,146,350
New Britain, CT, (BAM), 5.00%, 3/1/23	550	640,491
New Britain, CT, (BAM), 5.00%, 3/1/24	550	647,251
New Britain, CT, (BAM), 5.00%, 3/1/25	395	463,185
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	290,303
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	509,602
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	215,553
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	368,042
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	465,984
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	382,103
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,927,329
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	766,210

		$10,729,508

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$640,785

		$640,785

Insured-Lease Revenue/Certificates of Participation — 3.0%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/22	$500	$572,805
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	1,000	1,163,660
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,776,075
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	1,250	1,490,600
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	587,085
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,440,022
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	293,700

Security	Principal Amount (000’s omitted)	Value
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$114,767
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/31	250	284,570
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/22	870	878,892
El Paso County, CO, (Terry R. Harris Judicial Complex), (AGM), 2.00%, 12/1/23	1,640	1,646,117
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	225	255,836
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	576,010
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	463,188
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	229,394
Pasco County School Board, FL, (BAM), 5.00%, 8/1/22	300	346,500
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	297,730
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	483,124
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	357,881
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	420,412
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	712,285
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	478,757
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	590,524

		$15,459,934

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$138,038
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	507,856

		$645,894

Insured-Transportation — 0.7%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/22	$840	$969,343
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	440	512,631
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	412,020
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	590,405
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	377,773
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	439,732

		$3,301,904

Insured-Water and Sewer — 0.2%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22	$250	$288,095
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	250	295,125
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	290,102
Weatherford, TX, Utility System Revenue, (AGM), 5.00%, 9/1/22	100	115,361

		$988,683

Lease Revenue/Certificates of Participation — 7.6%
Broward County School Board, FL, 5.00%, 7/1/22	$1,500	$1,732,545
Broward County School Board, FL, 5.00%, 7/1/23	500	586,885
Broward County School Board, FL, 5.00%, 7/1/24	1,250	1,483,850
Broward County School Board, FL, 5.00%, 7/1/25	500	596,380
Broward County School Board, FL, 5.00%, 7/1/27	500	596,035
Broward County School Board, FL, 5.00%, 7/1/28	1,250	1,479,437
Broward County School Board, FL, 5.00%, 7/1/29	500	587,345
Broward County School Board, FL, 5.00%, 7/1/30	500	583,600
Broward County School Board, FL, 5.00%, 7/1/31	600	697,170
California Public Works Board, 4.00%, 12/1/31	1,000	1,059,660
California Public Works Board, 5.00%, 11/1/26	1,000	1,219,220
California Public Works Board, 5.00%, 11/1/27	1,000	1,203,980

Security	Principal Amount (000’s omitted)	Value
California Public Works Board, 5.00%, 11/1/28	$1,000	$1,194,500
California Public Works Board, 5.00%, 11/1/29	1,000	1,184,510
California Public Works Board, 5.00%, 11/1/31	1,000	1,170,700
Colorado Department of Transportation, 5.00%, 6/15/30	350	411,061
Colorado Department of Transportation, 5.00%, 6/15/31	310	362,154
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	289,413
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	238,736
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/22	515	579,720
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	153,383
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	629,211
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	654,292
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	677,562
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	699,031
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	717,827
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	744,748
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	765,590
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	2,040,970
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,718,129
Medina City School District, OH, 5.00%, 12/1/23	350	411,950
Medina City School District, OH, 5.00%, 12/1/24	400	476,076
Oklahoma Development Finance Authority, (State System of Higher Education), 4.00%, 6/1/29	1,080	1,174,414
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,217,665
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	580,030
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,002,788
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,112,079
South Dakota Building Authority, 5.00%, 6/1/27	635	741,655
South Dakota Building Authority, 5.00%, 6/1/28	210	245,307
South Dakota Building Authority, 5.00%, 6/1/30	200	230,900
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	680,700
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	586,735
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,375,882

		$38,893,825

Other Revenue — 2.1%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$300	$344,898
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,173,300
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,165,160
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/30	1,000	1,156,840
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	699,948
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	178,958
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	185,766
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	181,096
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/22	675	773,887
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	594,265
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	585,150
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,470,762
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,079,870

Security	Principal Amount (000’s omitted)	Value
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	$1,060	$1,299,867

		$10,889,767

Senior Living/Life Care — 5.3%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$50	$54,985
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	108,033
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/20	250	275,750
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	250	280,983
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	285,402
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	116,939
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	631,123
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	555	612,659
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,354,998
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,183,533
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/29	1,455	1,629,716
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	713,763
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	546,670
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	285,038
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	280,768
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	662,886
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	522,250
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	746,104
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	550,270
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	365,495
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	257,175
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	261,198
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	560,630
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	234,204
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	286,012
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	282,045
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/31	250	274,380
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/32	1,580	1,723,985
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	965,700

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/22	$400	$451,252
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	684,066
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	503,254
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	437,333
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	279,163
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	665,160
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	219,890
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	273,133
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/21	200	214,476
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	196,646
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	226,286
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	645,979
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	439,815
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/30	200	225,014
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	675	755,095
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	421,039
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	979,215
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	848,280
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/21	305	343,814
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	231,730
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	292,350
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	506,876
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	536,451
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	495	555,707

		$26,984,718

Special Tax Revenue — 5.6%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$119,317
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/22	275	312,956
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	299,382
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	315	365,860
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	450	526,055
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	353,037
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	350,508
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	300	347,754
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/30	100	114,843
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22	500	580,725
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	590,095
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 9/1/32	2,040	2,341,512
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	500	570,825
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/22	500	579,660
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	588,500
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	546,952
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	782,606

Security	Principal Amount (000’s omitted)	Value
Euless, TX, Tax and Waterworks and Sewer System Revenue, 5.00%, 2/15/22	$140	$162,113
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/22	600	704,916
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/22	250	289,283
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,198,570
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	595,705
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	500	596,300
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,233,167
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,063,395
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,113,618
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,042,612
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	851,836
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	1,500	1,805,655
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,117,448
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,500	3,010,975
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,410
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	162,107
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,105,810
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,189,660
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	285,588
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/29	250	283,358
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/30	250	281,665
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/31	250	279,985

		$28,862,763

Transportation — 9.6%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$275,050
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	293,450
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45(2)	2,000	2,030,700
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47(2)	1,800	1,867,626
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/22	150	171,716
Chicago, IL, (O’Hare International Airport), Series 2015 B, 5.00%, 1/1/24	200	235,942
Chicago, IL, (O’Hare International Airport), Series 2016 B, 5.00%, 1/1/24	500	589,855
Chicago, IL, (O’Hare International Airport), Series 2015 B, 5.00%, 1/1/25	100	118,585
Chicago, IL, (O’Hare International Airport), Series 2016 B, 5.00%, 1/1/25	1,000	1,185,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,193,850
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	173,879
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	172,755
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,137,630
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,518,158
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,677,049
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,191,390
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,183,080
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,018,133
Chicago, IL, (O’Hare International Airport), Series B, 5.00%, 1/1/30	500	571,765
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,485,136
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,179,630
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	775,736
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	749,562

Security	Principal Amount (000’s omitted)	Value
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	$1,700	$1,991,193
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,562,890
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/22	100	115,235
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	175,311
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	231,112
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	580,770
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,153,790
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	859,552
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	776,951
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	204,169
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	400,803
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	297,080
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	500	566,810
Metropolitan Transportation Authority, NY, 5.00%, 11/15/22	500	587,250
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	595,890
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	601,730
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	605,615
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,221,620
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	831,780
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	150,346
New Brunswick Parking Authority, NJ, 5.00%, 9/1/22	500	571,620
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	881,085
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/24	165	196,388
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	635,421
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	459,128
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/25	1,000	1,205,950
Port of Seattle, WA, 5.00%, 3/1/24	250	297,880
Port of Seattle, WA, 5.00%, 3/1/25	150	178,593
Port of Seattle, WA, 5.00%, 3/1/27	250	293,880
Port of Seattle, WA, 5.00%, 3/1/29	250	290,015
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	369,282
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,671,852
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	600	709,152
Texas Transportation Commission, 5.00%, 4/1/33	50	57,286

		$49,123,956

Water and Sewer — 6.2%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$531,396
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	357,462
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	132,779
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	114,713
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/23	1,000	1,197,360
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 5.00%, 8/1/24	1,130	1,372,408
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,320,425
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	854,812
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/28	250	312,255
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/30	200	251,952
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	201,136
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/31	125	134,575
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	604,530

Security	Principal Amount (000’s omitted)	Value
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/21	$100	$110,185
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/24	655	736,554
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/25	405	455,309
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	228,093
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	275,288
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	726,474
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/31	830	889,187
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	780	852,821
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	1,140	1,231,109
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	280,847
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	197,194
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	726,396
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	595,810
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	709,866
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	500	502,765
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/22	995	1,167,234
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/23	855	1,021,118
Port St. Lucie, FL, Utility System Revenue, 5.00%, 9/1/23	300	353,019
Rapid City, SD, Water Revenue, 4.00%, 11/1/28	750	818,302
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	648,576
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	721,195
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,203,550
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	616,615
Rhode Island Infrastructure Bank, Water Pollution Control Revenue, 5.00%, 10/1/23	1,600	1,913,872
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/22	250	287,405
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/23	300	351,210
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,207,710
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	470	515,449
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	500	544,085
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	594,705
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/30	500	553,855
Winston-Salem, NC, Water and Sewer System Revenue, 4.00%, 6/1/31	1,250	1,373,850
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	143,798
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	205	217,208
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/24	175	206,957
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	249,738
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	596,067
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	644,066

		$31,853,285

Security	Principal Amount (000’s omitted)	Value
Water Revenue — 0.1%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$293,008

		$293,008

Total Tax-Exempt Investments — 97.4% (identified cost $497,597,685)		$498,343,761

Other Assets, Less Liabilities — 2.6%		$13,508,291

Net Assets — 100.0%		$511,852,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	11.5%
Others, representing less than 10% individually	85.9%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 6.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.0% of total investments.

(1)	Amount is less than 0.05%.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Portfolio did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$497,593,932

Gross unrealized appreciation	$6,383,395
Gross unrealized depreciation	(5,633,566)

Net unrealized appreciation	$749,829

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$498,343,761	$—	$498,343,761
Total Investments	$—	$498,343,761	$—	$498,343,761

The Portfolio held no investments or other financial instruments as of January 31, 2017 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017